Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Union Street Trust
Entity Central Index Key	0000035330
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity Maryland Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Maryland Municipal Income Fund
Class Name	Fidelity® Maryland Municipal Income Fund
Trading Symbol	SMDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Maryland Municipal Income Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Maryland Municipal Income Fund	$ 55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds were essentially flat for the 12 months ending August 31, 2025, held back by heavy new-issue supply, the now-extinguished threat to munis' federal tax exemption, resurgent inflation, trade-related conflict and the U.S. Federal Reserve's late-January decision to pause further rate cuts in the near term.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg Maryland 2+ Year Enhanced Municipal Linked 08/01/2018 Index for the fiscal year.
•An underweight in bonds with a coupon of 4% also boosted the fund's relative result.
•In contrast, the fund's exposure to certain hospital bonds detracted from performance for the 12 months.
•An overweight in bonds with a duration (sensitivity to interest rates) of 20+ years and longer also hurt, as their yields rose.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning and credit-quality exposure during the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Maryland Municipal Income Fund $10,000 $10,698 $10,734 $10,716 $11,625 $11,794 $12,275 $11,152 $11,323 $12,028 $12,105 Bloomberg Maryland 2+ Year Enhanced Municipal Linked Index $10,000 $10,753 $10,853 $10,835 $11,757 $12,205 $12,486 $11,432 $11,538 $12,175 $12,244 Bloomberg Municipal Bond Index $10,000 $10,688 $10,782 $10,835 $11,780 $12,161 $12,574 $11,488 $11,684 $12,396 $12,405 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Maryland Municipal Income Fund 0.64% 0.52% 1.93% Bloomberg Maryland 2+ Year Enhanced Municipal Linked Index 0.56% 0.06% 2.05% Bloomberg Municipal Bond Index 0.08% 0.40% 2.18% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 149,634,846
Holdings Count | shares	149
Advisory Fees Paid, Amount	$ 851,539
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$149,634,846
Number of Holdings	149
Total Advisory Fee	$851,539
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 35.6 Health Care 20.0 Special Tax 12.1 Transportation 10.2 Water & Sewer 9.4 Education 6.3 Housing 5.5 99.1 AAA 24.7 AA 31.2 A 20.2 BBB 14.2 B 1.0 Not Rated 7.8 Short-Term Investments and Net Other Assets (Liabilities) 0.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 24.7 AA - 31.2 A - 20.2 BBB - 14.2 B - 1.0 Not Rated - 7.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Arizona Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Arizona Municipal Income Fund
Class Name	Fidelity® Arizona Municipal Income Fund
Trading Symbol	FSAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Arizona Municipal Income Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Arizona Municipal Income Fund	$ 55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Tax-exempt municipal bonds were essentially flat for the 12 months ending August 31, 2025, held back by heavy new-issue supply, the now-extinguished threat to munis' federal tax exemption, resurgent inflation, trade-related conflict and the U.S. Federal Reserve's late-January decision to pause further rate cuts in the near term.
•Against this backdrop, the fund's exposure to certain hospital bonds detracted from performance versus the Bloomberg Arizona 2+ Year Enhanced Municipal Linked 08/01/2018 Index for the fiscal year.
•An overweight in bonds with a duration (interest-rate sensitivity) of 20 years and longer also hurt relative performance, as their yields rose this period.
•Pricing factors meaningfully detracted. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to relative performance.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning and credit-quality exposure during the past 12 months

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Arizona Municipal Income Fund $10,000 $10,701 $10,747 $10,741 $11,661 $11,933 $12,323 $11,206 $11,376 $12,147 $12,139 Bloomberg Arizona 2+ Year Enhanced Municipal Linked Index $10,000 $10,736 $10,868 $10,881 $11,829 $12,213 $12,584 $11,518 $11,646 $12,343 $12,420 Bloomberg Municipal Bond Index $10,000 $10,688 $10,782 $10,835 $11,780 $12,161 $12,574 $11,488 $11,684 $12,396 $12,405 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Arizona Municipal Income Fund -0.07% 0.34% 1.96% Bloomberg Arizona 2+ Year Enhanced Municipal Linked Index 0.63% 0.34% 2.19% Bloomberg Municipal Bond Index 0.08% 0.40% 2.18% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 115,497,555
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 650,909
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$115,497,555
Number of Holdings	128
Total Advisory Fee	$650,909
Portfolio Turnover	22%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 29.5 Health Care 20.8 Education 15.5 Transportation 9.4 Special Tax 8.2 Water & Sewer 6.7 Others(Individually Less Than 5%) 7.5 97.6 AAA 3.4 AA 60.3 A 22.6 BBB 7.4 B 0.4 Not Rated 3.5 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.4 AA - 60.3 A - 22.6 BBB - 7.4 B - 0.4 Not Rated - 3.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.